Borrowings - Summary of Details of Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 40,859,845	₩ 32,312,859
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,683,056	2,675,568
SEMAS and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.70%
Shinhan Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 171,482	137,952
Shinhan Bank and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.70%
Shinhan Bank and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.30%
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 25,214,222	21,197,871
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 7,131,019	6,463,267
The Bank of Korea | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.25%
The Bank of Korea | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.25%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 24,867	23,827
The Export-Import Bank of Korea and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.60%
The Export-Import Bank of Korea and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.36%
Central Bank of Uzbekistan and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 13,396,379	9,839,110
Central Bank of Uzbekistan and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	13.50%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 13,292,759	9,717,382
The Korea Development Bank and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.90%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 1,935,906	2,203,702
Korea Securities Finance Corporation and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.20%
Korea Securities Finance Corporation and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.74%
Bank of New York Mellon and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,222,234	1,251,759
Bank of New York Mellon and others | Bottom of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Bank of New York Mellon and others | Top of range [member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.80%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 15,645,623	11,114,988
Hana Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,143	₩ 292